United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2010

Date of Reporting Period: 11/30/2010

Item 1.                      Reports to Stockholders

Federated Stock and Bond Fund

Established 1934

(Effective January 31, 2011, the name of the fund will be Federated Asset Allocation Fund)

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.65	$13.11	$19.99	$20.55	$18.95
Income From Investment Operations:
Net investment income	0.19[1]	0.29	0.40	0.41	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.05	2.52	(4.91)	1.42	1.93
TOTAL FROM INVESTMENT OPERATIONS	1.24	2.81	(4.51)	1.83	2.31
Less Distributions:
Distributions from net investment income	(0.02)	(0.27)	(0.42)	(0.40)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.02)	(0.27)	(2.37)	(2.39)	(0.71)
Net Asset Value, End of Period	$16.87	$15.65	$13.11	$19.99	$20.55
Total Return[2]	7.91%	21.84%	(25.39)%	9.88%	12.55%[3]
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%[4]	1.25%[4]	1.25%[4]	1.17%[4]
Net investment income	1.20%	2.00%	2.48%	2.07%	1.90%
Expense waiver/reimbursement[5]	0.21%	0.26%	0.19%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,002	$149,696	$125,373	$195,687	$198,289
Portfolio turnover	184%	254%	190%	135%	106%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return for the year ended November 30, 2006.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.24%, 1.25%, 1.24% and 1.16% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.61	$13.09	$19.96	$20.52	$18.93
Income From Investment Operations:
Net investment income	0.07[1]	0.15	0.26	0.25	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.03	2.55	(4.89)	1.43	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.10	2.70	(4.63)	1.68	2.14
Less Distributions:
Distributions from net investment income	(0.02)	(0.18)	(0.29)	(0.25)	(0.22)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.02)	(0.18)	(2.24)	(2.24)	(0.55)
Net Asset Value, End of Period	$16.69	$15.61	$13.09	$19.96	$20.52
Total Return[2]	7.03%	20.86%	(25.97)%	9.05%	11.59%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.05%[3]	2.05%[3]	2.03%[3]	1.99%[3]
Net investment income	0.42%	1.23%	1.72%	1.31%	1.07%
Expense waiver/reimbursement[4]	0.21%	0.26%	0.17%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,541	$20,151	$21,637	$41,365	$50,182
Portfolio turnover	184%	254%	190%	135%	106%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.04%, 2.04%, 2.05%, 2.03% and 1.98% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.55	$13.04	$19.90	$20.47	$18.88
Income From Investment Operations:
Net investment income	0.06[1]	0.18	0.26	0.26	0.22
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.03	2.51	(4.87)	1.42	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.09	2.69	(4.61)	1.68	2.16
Less Distributions:
Distributions from net investment income	(0.02)	(0.18)	(0.30)	(0.26)	(0.24)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.02)	(0.18)	(2.25)	(2.25)	(0.57)
Net Asset Value, End of Period	$16.62	$15.55	$13.04	$19.90	$20.47
Total Return[2]	6.99%	20.86%	(25.98)%	9.05%	11.69%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.05%[3]	2.05%[3]	2.00%[3]	1.95%[3]
Net investment income	0.40%	1.18%	1.66%	1.30%	1.11%
Expense waiver/reimbursement[4]	0.17%	0.21%	0.16%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,415	$28,278	$20,603	$26,572	$27,033
Portfolio turnover	184%	254%	190%	135%	106%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.04%, 2.04%, 2.05%, 2.00% and 1.95% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.68	$13.13	$20.02	$20.57	$18.98
Income From Investment Operations:
Net investment income	0.11[1]	0.26	0.30	0.33	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.04	2.50	(4.90)	1.43	1.94
TOTAL FROM INVESTMENT OPERATIONS	1.15	2.76	(4.60)	1.76	2.22
Less Distributions:
Distributions from net investment income	(0.02)	(0.21)	(0.34)	(0.32)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(1.95)	(1.99)	(0.33)
TOTAL DISTRIBUTIONS	(0.02)	(0.21)	(2.29)	(2.31)	(0.63)
Net Asset Value, End of Period	$16.81	$15.68	$13.13	$20.02	$20.57
Total Return[2]	7.32%	21.30%	(25.76)%	9.44%	11.98%
Ratios to Average Net Assets:
Net expenses	1.74%[3]	1.75%[3]	1.75%[3]	1.70%[3]	1.68%[3]
Net investment income	0.71%	1.41%	1.93%	1.55%	1.42%
Expense waiver/reimbursement[4]	0.14%	0.18%	0.14%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,749	$47,254	$18,947	$16,070	$10,234
Portfolio turnover	184%	254%	190%	135%	106%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.73%, 1.74%, 1.75%, 1.70% and 1.67% for the years ended November 30, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,091.90	$6.56
Class B Shares	$1,000	$1,087.30	$10.73
Class C Shares	$1,000	$1,087.00	$10.73
Class K Shares	$1,000	$1,088.70	$9.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.33
Class B Shares	$1,000	$1,014.79	$10.35
Class C Shares	$1,000	$1,014.79	$10.35
Class K Shares	$1,000	$1,016.34	$8.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.05%
Class C Shares	2.05%
Class K Shares	1.74%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2010, the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares produced total returns of 7.91%, 7.03%, 6.99%, and 7.32%, respectively, at net asset value. That compares with a 10.03% return for the Fund's Blended Index and 9.02% for Morningstar's Moderate Allocation Funds Category Average.1 The Fund's Blended Index is composed of 50% of the return of the Russell 3000 Index,2 10% of the return of the MSCI All Country World ex US Index3 and 40% of the return of the Barclays Capital U.S. Universal Index4 which had total returns of 12.63%, 5.26%, and 6.77%, respectively, during the reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return data of the indices.

The following discussion will focus on the performance of the Fund's Class A Shares.

1	Morningstar's Moderate Allocation Funds Category Average is the category of funds which seek to provide both capital appreciation and income by investing in stocks, bonds and cash. These funds typically invest between 50% to 70% of assets in equities and the remainder in fixed income and cash. Investments cannot be made in an average.
2	The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.
3	The MSCI ACWI (All Country World Index) ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 2010 the MSCI ACWI consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.
4	The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or below investment-grade.
Annual Shareholder Report

MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 500 Index5 (S&P 500), experienced another year of substantial volatility as the U.S. economy continued to grind through the economic recovery. Markets traded lower heading into the opening months of 2010, before rallying sharply during the spring in response to improving economic fundamentals. After peaking in April, equities were weak throughout the summer as economic data rolled over, sparking debate as to whether or not the economy was entering a double-dip recession or simply a soft patch. U.S. equities were also hurt by fears that the European sovereign debt crisis could jump across the Atlantic. Fortunately, the economic malaise of the summer proved to be a soft patch, and equities rallied strongly in the fall, as markets were boosted by the reacceleration of economic data, strong corporate profits, the results of the mid-term Congressional elections, and the announcement by the Federal Reserve of a second round of quantitative easing. All told, the S&P 500 ended the one-year period with a positive return of 9.94%. Nine out of 10 sectors posted positive returns. The three best performing S&P sectors were: Consumer Discretionary, up 28.1%; Industrials, up 19.2%; and Telecommunication Services, up 15.5%. The three lagging sectors were Financials, down 0.3%; Health Care, up 0.5%; and Utilities, up 8.0%.

International Equities

World markets followed a similar path as the United States. The severity of the summer downturn was sharper outside the United States, as Europe was acutely affected by the Greek debt crisis. International markets also were weak during November, as concerns over Irish sovereign debt pulled equities lower. For the year, the MSCI All-Country World ex-US Index returned 5.26%, underperforming relative to the United States.

On the currency front, the U.S. dollar appreciated 13.3% against the euro and 5.1% against the sterling, on superior growth prospects in the United States and sovereign debt concerns in Europe, but lost 2.6% against the yen.

5	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made in an index.

Annual Shareholder Report

Within the international markets, performance varied significantly between emerging and developed countries.6 Emerging markets, as measured by the MSCI Emerging Markets Index,7 continued to outperform on stronger growth fundamentals, returning 15.3% for the year. International developed markets, as measured by the MSCI EAFE Index,8 were considerably weaker, returning 1.1%.

Interest Rates

Interest rates moved lower over the 12-month reporting period. Intermediate maturity yields fell the most while the shortest maturities and the longest maturities were virtually unchanged. Although economic concerns related to the Gulf of Mexico oil spill caused spreads to widen over the summer, credit-related spread bonds performed well later in the reporting period on expectations that they would do well in a growing economic environment. Prospects for economic growth also improved on the overwhelming election win by Republicans in early November.

The 5-year Treasury yield fell 0.53% over the 12 months and finished the reporting period at 1.47%. The “yield to worst” of the Barclays Capital Aggregate Bond Index9 (BCAB) stood at 2.68% on November 30, 2010, compared to 3.15% 12 months earlier.

6	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
7	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
8	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
9	The Barclays Capital Aggregate Bond Index (BCAB) is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The BCAB rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. The BCAB was created in 1986, with index history backfilled to January 1, 1976.

Annual Shareholder Report

Fund Performance

Asset Allocation Strategy Performance

For the year ended November 30, 2010, the main drivers of performance were the Fund's market cap allocation, emerging vs. developed allocation, and stock vs. bond allocation. The Fund benefited from overweight positions in small caps,10 emerging markets and stocks as small caps outperformed large caps, emerging markets outperformed developed marketsl and stocks outperformed bonds. Conversely, the Fund was negatively impacted by foreign developed country selection, an allocation to U.S. homebuilders and an allocation to commodities. During the reporting period, the Fund used exchange-traded futures contracts to gain exposure to certain foreign country markets and to adjust the Fund's relative market capitalization exposure in its domestic equity investments.

Domestic Equities Performance

In the domestic equities portion of the Fund, the Fund benefited from allocation decisions among industry groups while individual security selection was a drag on relative performance.

The Fund benefitted most from its allocation decisions in Automobiles & Components, Capital Goods, Energy, Pharmaceuticals & Biotechnology and Utilities. Conversely, the Fund was negatively impacted by allocation decisions in Consumer Services, Diversified Financials, Health Care Equipment & Services, Insurance and Materials.

10	Small Company stocks may be less liquid and subject to greater price volatility than large company stocks.

Annual Shareholder Report

Fixed-Income Performance11

For the second year in a row, the bond portion of the Fund outperformed the BCAB by a huge margin during the 12-month reporting period. Sector management, yield curve management, and security selection all contributed positively to performance. Duration management detracted from performance as the Fund was shorter than the BCAB's interest sensitivity in a period of declining interest rates.12 Currency management had a very slight benefit. Sector call helped performance due to a considerable overweight in commercial mortgage backed securities (CMBS), emerging markets, and corporates (both investment-grade & high-yield corporates). Security selection improved over the prior year particularly in CMBS, high yield, emerging markets and investment-grade corporates. Security selection in mortgage backed securities negatively affected the Fund's performance.

Some names that added to performance included several financial names including NY Life, Pacific Life, Barclays Bank, Capital One, First Union, General Electric and a small bank trust-preferred security (TRUP) collateralized mortgage obligation (CMO) named Regional Diversified. One security that performed poorly was CVS Corp. During the reporting period, the Fund used credit default swaps to add exposure to investment-grade corporate debt and utilized Treasury futures to manage the Fund's duration and yield curve risk.

11	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
12	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class A Shares) (the “Fund”) from October 31, 2000 to November 30, 2010, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2010
1 Year	1.98%
5 Years	2.77%
10 Years	3.09%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI (All Country World) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class B Shares) (the “Fund”) from October 31, 2000 to November 30, 2010, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2010
1 Year	1.53%
5 Years	2.79%
10 Years	3.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI (All Country World) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class C Shares) (the “Fund”) from October 31, 2000 to November 30, 2010, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2010
1 Year	5.99%
5 Years	3.11%
10 Years	2.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and the LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI (All Country World) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or below investment grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers four other classes of shares, Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Class K Shares) (the “Fund”) from October 31, 2000 to November 30, 2010, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	7.32%
5 Years	3.44%
10 Years	3.20%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of 50% of the RU3000, 10% of the MSCI ACWI ex US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI (All Country World) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment-grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	52.3%
Corporate Debt Securities	15.5%
International Equity Securities	9.0%
Mortgage-Backed Securities[3]	4.2%
Asset-Backed Securities	2.1%
U.S. Treasury and Agency Securities	2.1%
Foreign Debt Securities	1.5%
Municipal Security[4]	0.0%
Derivative Contracts[5]	0.5%
Cash Equivalents[6]	13.8%
Other Assets and Liabilities — Net[7]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

At November 30, 2010, the Fund's sector composition8 was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Consumer Discretionary	22.0%
Financials	22.0%
Information Technology	19.6%
Consumer Staples	8.3%
Industrials	7.8%
Health Care	6.5%
Materials	5.0%
Energy	3.9%
Utilities	3.6%
Telecommunication Services	1.3%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments

November 30, 2010

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 32.4%
		Consumer Discretionary – 7.1%
7,500	[1]	Aeropostale, Inc.	202,725
1,400		Autoliv, Inc.	102,788
12,200		Best Buy Co., Inc.	521,184
5,100	[1]	Big Lots, Inc.	156,315
2,100	[1]	BorgWarner, Inc.	126,714
23,600		CBS Corp. — Class B	397,424
1,600	[1]	Chipotle Mexican Grill, Inc.	413,584
20,200		Comcast Corp., Class A	404,000
9,400	[1]	DIRECTV — CLASS A	390,382
3,500	[1]	Dollar Tree, Inc.	192,325
3,700		Family Dollar Stores, Inc.	185,740
5,846	[1]	Federal-Mogul Corp., Class A	109,320
7,500	[1]	Ford Motor Co.	119,550
35,000		Gannett Co., Inc.	458,850
5,800		Gentex Corp.	121,742
11,200	[1]	Goodyear Tire & Rubber Co.	107,072
3,200		Harley Davidson, Inc.	100,096
27,900		Home Depot, Inc.	842,859
5,100	[1]	ITT Educational Services, Inc.	298,299
5,200	[1]	J Crew Group, Inc.	227,344
22,300		Johnson Controls, Inc.	812,612
10,700	[1]	Kohl's Corp.	603,694
1,200	[1]	Lear Corp.	105,324
57,200		Lennar Corp., Class A	868,868
38,200		Lowe's Cos., Inc.	867,140
30,000	[1]	MGM Mirage	366,900
8,800		Marriott International, Inc., Class A	345,048
8,274		McDonald's Corp.	647,854
10,800		McGraw-Hill Cos., Inc.	372,492
45,500	[1]	Meritage Corp.	863,135
1,400	[1]	NVR, Inc.	867,972
1,000	[1]	NetFlix, Inc.	205,900
54,600	[1]	New York Times Co., Class A	490,854
14,500		Omnicom Group, Inc.	658,880
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
4,500		PetSmart, Inc.	170,370
2,800		Ross Stores, Inc.	181,664
39,600		Service Corp. International	319,176
12,400		Starwood Hotels & Resorts	704,816
3,800		TJX Cos., Inc.	173,318
2,200	[1]	TRW Automotive Holdings Corp.	104,478
3,700		Thor Industries, Inc.	109,261
12,700		Time Warner, Inc.	374,523
47,700	[1]	Toll Brothers, Inc.	856,215
4,300		Tractor Supply Co.	182,621
1,000		Washington Post Co., Class B	377,020
5,300		Williams-Sonoma, Inc.	176,331
11,300		Wyndham Worldwide Corp.	324,875
6,600		Yum! Brands, Inc.	330,528
		TOTAL	17,940,182
		Consumer Staples – 2.7%
16,300		Archer-Daniels-Midland Co.	472,537
1,700		Brown-Forman Corp., Class B	111,214
22,400		Clorox Co.	1,384,544
2,000		Corn Products International, Inc.	86,240
7,600		Del Monte Foods Co.	142,348
2,700		Dr. Pepper Snapple Group, Inc.	98,901
4,600		Heinz (H.J.) Co.	222,042
23,300		Herbalife Ltd.	1,599,079
2,000		Hershey Foods Corp.	93,600
19,700		Kroger Co.	463,935
10,516		Nestle SA	571,561
6,600		Procter & Gamble Co.	403,062
1,500		Smucker (J.M.) Co.	94,875
14,258		The Coca-Cola Co.	900,678
6,400		Tyson Foods, Inc., Class A	101,312
		TOTAL	6,745,928
		Energy – 1.3%
2,800		Apache Corp.	301,392
12,419		Chevron Corp.	1,005,567
5,300		ConocoPhillips	318,901
10,800		Exxon Mobil Corp.	751,248
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
27	[1]	NRG Energy, Inc.	523
5,740		Schlumberger Ltd.	443,932
16,635	[1]	Weatherford International Ltd.	339,520
		TOTAL	3,161,083
		Financials – 7.1%
9,700		AON Corp.	389,164
6,800		Aflac, Inc.	350,200
3,600		Alexandria Real Estate Equities, Inc.	240,300
8,200		American Campus Communities, Inc.	257,808
7,312		American Express Co.	316,025
12,500		American Financial Group, Inc., Ohio	384,625
9,500		Assurant, Inc.	335,065
9,100		Avalonbay Communities, Inc.	1,004,003
6,900		BB&T Corp.	160,080
9,000		Boston Properties, Inc.	754,200
4,207	[1]	CIT Group, Inc.	166,008
8,181		Capital One Financial Corp.	304,579
38,700	[1]	Citigroup, Inc.	162,540
7,000		Comerica, Inc.	255,430
2,400	[1]	CommonWealth REIT	60,072
12,100		Digital Realty Trust, Inc.	635,492
10,100		Eaton Vance Corp.	300,172
6,600		Erie Indemnity Co.	415,536
4,500		Everest Re Group Ltd.	375,705
13,300		Fifth Third Bancorp	158,935
900		First Citizens Bancshares, Inc., Class A	156,501
2,686		Franklin Resources, Inc.	306,446
19,300		Fulton Financial Corp.	166,945
4,200	[1]	General Growth Properties, Inc.	67,998
2,600		Goldman Sachs Group, Inc.	405,964
14,000		HCP, Inc.	461,020
8,400		Hanover Insurance Group, Inc.	380,352
413	[1]	Howard Hughes Corp.	16,838
24,447		Invesco Ltd.	531,478
23,188		JPMorgan Chase & Co.	866,768
7,700		Liberty Property Trust	241,318
2,100		M & T Bank Corp.	161,616
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
9,500		MetLife, Inc.	362,425
14,600	[1]	NASDAQ Stock Market, Inc.	313,316
12,900		Nationwide Health Properties, Inc.	465,045
27,156		OneBeacon Insurance Group Ltd.	397,292
3,000		PNC Financial Services Group	161,550
18,000		Progressive Corp. Ohio	366,120
15,800		Protective Life Corp.	371,616
7,200		Prudential Financial	364,896
7,596		Reinsurance Group of America, Inc.	379,268
14,400		SEI Investments Co.	325,152
2,500		Simon Property Group, Inc.	246,250
8,900		StanCorp Financial Group, Inc.	370,240
6,200		State Street Corp.	267,840
4,900		SunTrust Banks, Inc.	114,464
5,500		T. Rowe Price Group, Inc.	320,815
12,300		TCF Financial Corp.	167,403
10,500		Taubman Centers, Inc.	509,565
6,900		The Travelers Cos, Inc.	372,531
18,326		U.S. Bancorp	435,792
15,800		Unitrin, Inc.	373,828
10,100		Waddell & Reed Financial, Inc., Class A	311,080
6,200		Wells Fargo & Co.	168,702
		TOTAL	17,954,373
		Health Care – 2.1%
5,348		Abbott Laboratories	248,735
5,551		Aetna, Inc.	164,421
5,800		Allergan, Inc.	384,366
5,100		AmerisourceBergen Corp.	157,335
2,400	[1]	Amgen, Inc.	126,456
4,793		Cardinal Health, Inc.	170,535
4,800	[1]	Celgene Corp.	285,024
5,500	[1]	Community Health Systems, Inc.	175,230
3,400		Cooper Cos., Inc.	181,900
2,300	[1]	DaVita, Inc.	167,210
20,800	[1]	Health Management Association, Class A	185,328
6,200	[1]	Health Net, Inc.	167,400
2,800	[1]	Hospira, Inc.	157,528
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
10,800	[1]	Humana, Inc.	605,232
4,443		Johnson & Johnson	273,467
4,900	[1]	LifePoint Hospitals, Inc.	177,478
2,508		McKesson HBOC, Inc.	160,261
12,884		Merck & Co., Inc.	444,111
21,300		Pfizer, Inc.	346,977
4,300	[1]	SXC Health Solutions Corp.	164,905
3,900		Shire PLC, ADR	274,326
5,100	[1]	Thoratec Laboratories Corp.	129,821
4,635		UnitedHealth Group, Inc.	169,270
		TOTAL	5,317,316
		Industrials – 2.5%
1,800		Avery Dennison Corp.	67,572
1,600		Bucyrus International	142,656
2,800		CNH Global NV	115,976
3,700		CSX Corp.	224,997
6,813		Caterpillar, Inc.	576,380
4,300	[1]	Chicago Bridge & Iron Co., NV	121,733
2,900		Crane Co.	108,692
1,228		Cummins, Inc.	119,263
4,000		Donnelley (R.R.) & Sons Co.	63,040
1,200		Flowserve Corp.	126,552
5,400		Fluor Corp.	312,282
5,800	[1]	Foster Wheeler AG	162,400
3,900	[1]	General Cable Corp.	127,881
2,800		Ingersoll-Rand PLC	114,800
5,200		Joy Global, Inc.	396,864
5,300	[1]	KAR Auction Services, Inc.	63,865
5,200	[1]	Kansas City Southern Industries, Inc.	246,168
1,500		L-3 Communications Holdings, Inc.	105,495
10,600		Manitowoc, Inc.	116,388
3,700		Norfolk Southern Corp.	222,629
3,800	[1]	OshKosh Truck Corp.	109,060
4,000	[1]	Owens Corning, Inc.	105,240
1,400		Parker-Hannifin Corp.	112,322
4,000		Precision Castparts Corp.	552,280
1,900		Regal Beloit Corp.	115,900
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
5,200		Textron, Inc.	116,272
2,600		Timken Co.	113,256
1,900		Toro Co.	110,599
2,800	[1]	URS Corp.	110,712
2,700		Union Pacific Corp.	243,297
8,028	[1]	United Continental Holdings, Inc.	222,215
9,000		United Technologies Corp.	677,430
2,400	[1]	Verisk Analytics, Inc.	72,648
2,600	[1]	WESCO International, Inc.	124,072
2,550	[1]	Waste Connections, Inc.	66,300
		TOTAL	6,387,236
		Information Technology – 6.4%
19,900		AVX Corp.	284,769
20,700	[1]	Advanced Micro Devices, Inc.	150,903
7,700	[1]	Alliance Data Systems Corp.	485,716
15,300	[1]	Amdocs Ltd.	397,800
3,447	[1]	Apple, Inc.	1,072,534
13,200	[1]	Autodesk, Inc.	465,828
6,600	[1]	Avago Technologies Ltd.	172,326
10,300	[1]	BMC Software, Inc.	457,320
16,281		Broadcom Corp.	724,342
21,300		Broadridge Financial Solutions	438,567
20,100		CA, Inc.	460,089
26,300	[1]	Cisco Systems, Inc.	503,908
9,500		Computer Sciences Corp.	423,985
15,267		Corning, Inc.	269,615
8,600	[1]	FIserv, Inc.	475,580
2,400	[1]	F5 Networks, Inc.	316,512
5,300		FactSet Research Systems	469,951
13,800	[1]	Fairchild Semiconductor International, Inc., Class A	193,890
600	[1]	Google, Inc.	333,426
7,392		International Business Machines Corp.	1,045,672
9,682	[1]	Intuit, Inc.	434,625
16,400		Lender Processing Services, Inc.	504,628
498,000		Lenovo Group Ltd.	331,568
7,300	[1]	Lexmark International Group, Class A	264,552
9,900	[1]	MSCI, Inc., Class A	337,194
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
20,445	[1]	Micron Technology, Inc.	148,431
18,918		Microsoft Corp.	476,923
5,300	[1]	Network Appliance, Inc.	269,929
5,600	[1]	Novellus Systems, Inc.	168,840
20,500	[1]	ON Semiconductor Corp.	167,177
21,400		Oracle Corp.	578,656
28,500	[1]	SAIC, Inc.	436,620
7,600	[1]	Sandisk Corp.	338,960
19,521	[1]	Seagate Technology	261,777
4,000	[1]	Silicon Laboratories, Inc.	169,920
40,900		Tellabs, Inc.	258,079
10,109	[1]	Teradata Corporation	415,379
13,200	[1]	Teradyne, Inc.	156,552
23,900	[1]	Vishay Intertechnology, Inc.	340,814
8,900	[1]	Western Digital Corp.	298,150
48,500		Xerox Corp.	555,810
		TOTAL	16,057,317
		Materials – 1.6%
5,400		Agnico Eagle Mines, Ltd.	435,834
400		Airgas, Inc.	24,440
4,000		Ashland, Inc.	203,520
3,200		Ball Corp.	210,816
1,200		CF Industries Holdings, Inc.	144,924
6,000		Cabot Corp.	214,800
4,100		Cytec Industries, Inc.	196,103
2,679		Domtar Corp.	203,390
2,600		Eastman Chemical Co.	202,306
1,400		Freeport-McMoRan Copper & Gold, Inc.	141,848
8,000		International Paper Co.	199,760
2,000		Lubrizol Corp.	209,120
4,300		Monsanto Co.	257,656
2,700		PPG Industries, Inc.	210,492
9,900		RPM International, Inc.	202,752
4,000		Schnitzer Steel Industries, Inc., Class A	228,360
3,900		Scotts Co.	194,844
2,800		Sherwin-Williams Co.	207,676
10,500	[1]	Titanium Metals Corp.	181,335
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
6,400		Valspar Corp.	211,456
		TOTAL	4,081,432
		Telecommunication Services – 0.4%
46,000		Frontier Communications Corp.	418,600
89,400		Qwest Communications International, Inc.	625,800
		TOTAL	1,044,400
		Utilities – 1.2%
7,700		CMS Energy Corp.	138,369
11,400	[1]	Calpine Corp.	137,940
3,000		DTE Energy Co.	133,650
1,900		Entergy Corp.	135,356
6,300		Hawaiian Electric Industries, Inc.	137,907
2,300		ITC Holdings Corp.	139,265
2,700		Integrys Energy Group, Inc.	131,490
3,400		NSTAR	140,760
8,200		NiSource, Inc.	137,186
3,200		OGE Energy Corp.	142,432
2,900		ONEOK, Inc.	148,219
3,400		Pinnacle West Capital Corp.	137,428
9,975		Southern Co.	376,257
8,100		TECO Energy, Inc.	135,675
12,500		Wisconsin Energy Corp.	752,750
		TOTAL	2,924,684
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,560,000)	81,613,951
		Asset-Backed Securities – 1.0%
5,653	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	4,691
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.933%, 2/10/2051	265,018
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	855,553
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.323%, 4/15/2041	382,281
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.460%, 2/12/2051	92,761
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	391,148
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	337,712
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$250,000		Morgan Stanley Capital, Inc. A4, 6.075%, 6/11/2049	264,773
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,428,169)	2,593,937
		Collateralized Mortgage Obligations – 1.1%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	822,003
500,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	508,163
375,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 9/01/2020	373,775
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	472,182
595,332	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 2010-C1 A1, 3.853%, 6/15/2043	618,141
4,770	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,844
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,759,499)	2,798,108
		Corporate Bonds – 6.8%
		Basic Industry — Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	119,996
13,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	14,095
100,000		Praxair, Inc., 4.625%, 03/30/2015	111,265
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	38,909
		TOTAL	284,265
		Basic Industry — Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,288
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	72,914
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	106,784
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/01/2019	12,286
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/01/2019	252,216
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	127,030
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	103,258
		TOTAL	762,776
		Basic Industry — Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	35,832
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	99,001
		TOTAL	134,848
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Capital Goods — Aerospace & Defense – 0.1%
$50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,116
100,000		Boeing Co., 4.875%, 02/15/2020	111,766
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,765
		TOTAL	193,647
		Capital Goods — Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,985
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	42,936
		TOTAL	97,921
		Capital Goods — Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,993
70,000		Emerson Electric Co., 4.875%, 10/15/2019	78,400
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	74,778
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	114,590
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	73,462
		TOTAL	364,223
		Capital Goods — Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	123,141
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,267
		TOTAL	154,408
		Communications — Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,094
100,000		Comcast Corp., 7.050%, 03/15/2033	113,657
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	118,466
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	132,412
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,417
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	64,953
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	57,137
		TOTAL	543,136
		Communications — Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	139,636
90,000		News America, Inc., 5.650%, 08/15/2020	105,023
		TOTAL	244,659
		Communications — Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	182,576
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	101,929
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,074
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	103,223
		TOTAL	408,802
		Communications — Telecom Wirelines – 0.2%
15,000		CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	15,633
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	164,912
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	51,176
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	108,382
40,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	46,968
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	60,168
		TOTAL	447,239
		Consumer Cyclical — Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	79,936
		Consumer Cyclical — Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	302,846
		Consumer Cyclical — Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	52,203
		Consumer Cyclical — Retailers – 0.1%
172,035	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	173,402
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	63,551
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,800
70,000		Target Corp., Note, 5.875%, 07/15/2016	82,793
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	46,549
		TOTAL	386,095
		Consumer Non-Cyclical — Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	105,912
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,714
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,967
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	93,875
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	69,741
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	137,748
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	117,889
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	53,937
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	31,509
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	17,228
		TOTAL	742,520
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical — Health Care – 0.1%
$50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,104
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	53,983
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	24,478
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	84,556
		TOTAL	215,121
		Consumer Non-Cyclical — Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,517
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	112,060
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	97,649
		TOTAL	253,226
		Consumer Non-Cyclical — Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	52,121
		Consumer Non-Cyclical — Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,359
		Consumer Non-Cyclical — Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	93,334
		Energy — Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	133,581
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,252
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,922
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	85,737
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	25,954
		TOTAL	307,446
		Energy — Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	75,558
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	110,565
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	40,179
11,120	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	11,307
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	111,592
		TOTAL	349,201
		Energy — Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	60,978
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	27,599
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,439
		TOTAL	110,016
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Energy — Refining – 0.1%
$110,000		Refining Group, Inc., 6.125%, 05/01/2011	112,397
25,000		Valero Energy Corp., 9.375%, 03/15/2019	31,722
		TOTAL	144,119
		Financial Institution — Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,981
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	134,188
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	93,125
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	81,143
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	85,915
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,295
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	205,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	52,545
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	344,713
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/01/2018	164,877
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,100
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	108,668
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	79,647
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,188
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,855
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	107,573
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	109,976
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,872
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,342
407,213	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	260,718
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,732
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	113,764
140,000		Wachovia Corp., 5.750%, 02/01/2018	157,218
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	46,075
		TOTAL	2,552,510
		Financial Institution — Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	255,886
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	55,193
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	46,423
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	105,489
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	26,120
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	31,062
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	110,942
60,000		Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	13,275
30,000		Nuveen Investments, 5.500%, 09/15/2015	25,237
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	89,409
		TOTAL	759,036
		Financial Institution — Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	202,135
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,344
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	132,452
120,000		Capital One Capital IV, 6.745%, 02/17/2037	119,700
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,275
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	561,291
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	32,742
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	34,921
		TOTAL	1,169,860
		Financial Institution — Insurance — Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	57,763
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	57,774
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	51,557
		TOTAL	167,094
		Financial Institution — Insurance — Life – 0.7%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,377
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	134,173
90,000		MetLife, Inc., 6.750%, 06/01/2016	105,944
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,500
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	95,943
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	300,996
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	53,566
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	43,730
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	12,004
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	107,928
750,000	[2]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	748,848
		TOTAL	1,731,009
		Financial Institution — Insurance — P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	89,583
80,000		CNA Financial Corp., 6.500%, 08/15/2016	87,096
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	17,120
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	53,833
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	104,888
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	34,859
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,499
		TOTAL	398,878
		Financial Institution — REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,944
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	84,052
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	40,862
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,804
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	124,347
20,000		Prologis, Sr. Note, 7.625%, 08/15/2014	23,074
40,000		Simon Property Group LP, 6.750%, 05/15/2014	45,657
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	53,778
		TOTAL	469,518
		Foreign — Local — Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	65,009
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	123,851
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	91,321
		TOTAL	215,172
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,337
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	45,296
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	60,757
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	119,535
50,000		Harris Corp., 5.950%, 12/01/2017	56,648
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	68,597
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	234,934
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	100,563
		TOTAL	709,667
		Transportation — Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	110,362
50,000		Union Pacific Corp., 4.875%, 01/15/2015	55,201
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	52,563
		TOTAL	218,126
		Transportation — Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	86,698
		Utility — Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	78,067
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	49,033
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	58,436
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	46,284
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,395
60,000	[2,3]	Electricite De France SA, 5.5%, 1/26/2014	67,266
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	96,377
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	53,091
71,405	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	81,138
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	132,297
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	141,711
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	34,291
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	60,116
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	49,061
100,000		Union Electric Co., 6.000%, 04/01/2018	113,308
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	134,733
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	86,706
		TOTAL	1,294,310
		Utility — Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	128,519
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	19,432
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,475
		TOTAL	219,426
		Utility — Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,330
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	79,787
110,000		Enterprise Products LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	134,093
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
$100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,431
	TOTAL	419,641
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,088,169)	17,229,421
	Governments/Agencies – 0.1%
	Sovereign – 0.1%
75,000	United Mexican States, 6.625%, 03/03/2015	88,312
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	35,371
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,486)	123,683
	Mortgage-Backed Securities – 0.3%
7,915	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	8,898
5,716	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	6,467
14,387	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	16,123
15,026	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	16,857
4,413	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,941
18,777	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	20,725
51,216	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	54,784
1,533	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	1,556
987	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,050
12,746	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	13,823
15,814	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	17,812
10,553	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	11,779
27,589	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	30,465
55,927	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	59,572
56,310	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	59,787
27,936	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	30,831
55,247	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	59,927
61,959	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	66,423
2,785	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,324
1,497	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,689
12,168	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	13,729
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$433		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	462
19,288		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	21,665
2,576		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,845
274		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	310
50,636		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	56,168
20,781		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	23,082
45,736		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	49,378
58,564		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	62,228
1,385		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,542
4,943		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,624
11,942		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	13,472
473		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	538
644		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	727
10,473		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,808
10,701		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	12,078
1,971		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,246
13,547		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	15,389
12,088		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	13,561
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $735,453)	793,685
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	95,547
		U.S. Treasury – 2.1%
400,000	[4,5]	United States Treasury Bill, 0.125%, 12/16/2010	399,981
2,300,000	[4,5]	United States Treasury Bill, 0.125%, 2/3/2011	2,299,417
1,800,000	[4,5]	United States Treasury Bill, 0.160%, 1/20/2011	1,799,644
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$800,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	716,312
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	106,801
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,326,695)	5,322,155
		EXCHANGE-TRADED FUNDS – 18.7%
104,579		Energy Select Sector SPDR	6,550,829
291,841		iShares MSCI Emerging Market Index Fund	13,065,722
67,953		iShares Dow Jones US Pharmaceuticals Index Fund	4,144,453
320,849		iShares Russell 2000 Index Fund	23,325,722
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $39,840,737)	47,086,726
		MUTUAL FUNDS – 37.7%;6
189,860		Emerging Markets Fixed Income Core Fund	5,201,991
276,859		Federated InterContinental Fund, Institutional Shares	12,669,071
401,648		Federated Mid Cap Growth Strategies Fund, Institutional Shares	13,439,154
923,667		Federated Mortgage Core Portfolio	9,365,986
305,951		Federated Project and Trade Finance Core Fund	3,053,394
2,802,841		High Yield Bond Portfolio	18,218,469
33,132,233	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	33,132,233
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,589,072)	95,080,298
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $230,524,280)[8]	252,737,511
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(610,765)
		TOTAL NET ASSETS — 100%	$252,126,746

Annual Shareholder Report

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	13	$1,492,725	December 2010	$24,875
1CAC 40 Index Short Futures	117	$4,224,870	December 2010	$260,048
1IBEX 35 Index Short Futures	11	$1,014,915	December 2010	$74,609
1OMX 30 Index Short Futures	125	$13,859,375	December 2010	$(38,391)
1S&P/TSE 60 Index Short Futures	16	$2,369,920	December 2010	$(116,902)
[1]Hang Seng Index Short Futures	6	$6,908,400	December 2010	$(3,399)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,581,250	March 2011	$(7,096)
[1]United States Treasury Notes 5-Year Short Futures	60	$7,191,094	March 2011	$(27,963)
[1]United States Treasury Notes 10-Year Short Futures	10	$1,241,094	March 2011	$(5,568)
1AEX Index Long Futures	33	$2,162,490	December 2010	$(132,417)
1DAX Index Long Futures	13	$2,178,150	December 2010	$133,154
1FTSE 100 Index Long Futures	27	$1,497,015	December 2010	$(33,161)
[1]Russell 2000 Mini Index Long Futures	95	$6,901,750	December 2010	$384,081
1SGX MSCI Singapore Index Long Futures	14	$1,037,960	December 2010	$(2,626)
1S&P 500 Index Long Futures	70	$20,643,000	December 2010	$832,295
[1]Swiss Market Index Long Futures	26	$1,639,040	December 2010	$(51,039)
[1]Topix Index Long Futures	60	$514,800,000	December 2010	$22,810
[1]United States Treasury Bonds 30-Year Long Futures	19	$2,418,344	March 2011	$29,349
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,342,659

At November 30, 2010, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 11/30/2010[10]	0.89%
Notional Amount	$5,000,000
Market Value	$33,391
Upfront Premiums Paid/(Received)	$11,942
Unrealized Appreciation	$21,449

Annual Shareholder Report

At November 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/6/2010	2,493,020 Euro	$3,500,000	$(263,975)
12/6/2010	6,410,622 Euro	$9,000,000	$(678,793)
Contracts Sold:
12/6/2010	8,997,531 Euro	$12,500,000	$820,896
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(121,872)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $4,644,970, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2010, these liquid restricted securities amounted to $3,892,278, which represented 1.5% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $231,927,784.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$75,199,231	$ —	$ —	$75,199,231
International	6,414,720**	—	—	6,414,720
Debt Securities:
Assets-Backed Securities	—	2,593,937	—	2,593,937
Collateralized Mortgage Obligations	—	2,798,108	—	2,798,108
Corporate Bonds	—	17,229,421	—	17,229,421
Governments/Agencies	—	123,683	—	123,683
Mortgage-Backed Securities	—	793,685	—	793,685
Municipal	—	95,547	—	95,547
U.S. Treasury	—	5,322,155	—	5,322,155
Exchange-Traded Funds	47,086,726	—	—	47,086,726
Mutual Funds	95,080,298	—	—	95,080,298
TOTAL SECURITIES	$223,780,975	$28,956,536	$ —	$252,737,511
OTHER FINANCIAL INSTRUMENTS***	$1,342,659	$(100,423)	$ —	$1,242,236
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $525,749 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
***	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2010

Assets:
Total investments in securities, at value including $95,080,298 of investments in affiliated issuers (Note 5) (identified cost $230,524,280)		$252,737,511
Cash		12,474
Cash denominated in foreign currencies (identified cost $39,664)		36,692
Income receivable		425,174
Swaps, at value (premium paid $11,942)		33,391
Receivable for investments sold		11,436
Receivable for shares sold		267,404
Receivable for foreign exchange contracts		820,896
Receivable for periodic payments from swap contracts		10,000
Other receivables		6,249
TOTAL ASSETS		254,361,227
Liabilities:
Payable for investments purchased	$182,735
Payable for shares redeemed	552,857
Payable for foreign exchange contracts	942,768
Payable for daily variation margin	286,227
Payable for transfer and dividend disbursing agent fees and expenses	90,743
Payable for distribution services fee (Note 5)	53,926
Payable for shareholder services fee (Note 5)	45,454
Accrued expenses	79,771
TOTAL LIABILITIES		2,234,481
Net assets for 14,998,425 shares outstanding		$252,126,746
Net Assets Consist of:
Paid-in capital		$251,457,996
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		23,457,651
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(22,889,324)
Undistributed net investment income		100,423
TOTAL NET ASSETS		$252,126,746
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($135,001,952 ÷ 8,004,439 shares outstanding), no par value, unlimited shares authorized	$16.87
Offering price per share (100/94.50 of $16.87)	$17.85
Redemption proceeds per share	$16.87
Class B Shares:
Net asset value per share ($14,540,532 ÷ 871,344 shares outstanding), no par value, unlimited shares authorized	$16.69
Offering price per share	$16.69
Redemption proceeds per share (94.50/100 of $16.69)	$15.77
Class C Shares:
Net asset value per share ($36,414,720 ÷ 2,190,572 shares outstanding), no par value, unlimited shares authorized	$16.62
Offering price per share	$16.62
Redemption proceeds per share (99.00/100 of $16.62)	$16.45
Class K Shares:
Net asset value per share ($53,748,692 ÷ 3,197,656 shares outstanding), no par value, unlimited shares authorized	$16.81
Offering price per share	$16.81
Redemption proceeds per share	$16.81
Institutional Shares:
Net asset value per share ($12,420,850 ÷ 734,414 shares outstanding), no par value, unlimited shares authorized	$16.91
Offering price per share	$16.91
Redemption proceeds per share	$16.91

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Dividends (including $1,966,166 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,258)		$4,241,248
Interest		1,402,451
Investment income allocated from affiliated partnership (Note 5)		384,029
TOTAL INCOME		6,027,728
Expenses:
Investment adviser fee (Note 5)	$1,691,073
Administrative personnel and services fee (Note 5)	310,000
Custodian fees	51,730
Transfer and dividend disbursing agent fees and expenses — Class A Shares	297,333
Transfer and dividend disbursing agent fees and expenses — Class B Shares	44,548
Transfer and dividend disbursing agent fees and expenses — Class C Shares	69,775
Transfer and dividend disbursing agent fees and expenses — Class K Shares	186,350
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	13,217
Directors'/Trustees' fees	8,614
Auditing fees	26,250
Legal fees	6,777
Portfolio accounting fees	155,536
Distribution services fee — Class B Shares (Note 5)	127,548
Distribution services fee — Class C Shares (Note 5)	242,256
Distribution services fee — Class K Shares (Note 5)	248,180
Shareholder services fee — Class A Shares (Note 5)	339,936
Shareholder services fee — Class B Shares (Note 5)	42,516
Shareholder services fee — Class C Shares (Note 5)	80,417
Account administration fee — Class A Shares	3,652
Share registration costs	78,482
Printing and postage	102,038
Insurance premiums	4,626
Taxes	6,839
Miscellaneous	13,419
TOTAL EXPENSES	4,151,112
Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(263,695)
Waiver of administrative personnel and services fee (Note 5)	(62,539)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(94,428)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(12,154)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(8,701)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(3,064)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(28,581)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(473,162)
Net expenses			$3,677,950
Net investment income			2,349,778
Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $575,262 on sales of investments in affiliated issuers) (Note 5))			10,745,976
Net realized gain on futures contracts			2,320,000
Net realized gain on swap contracts			456,219
Net realized gain/loss allocated from affiliated partnership (Note 5)			49,371
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,489,864
Net change in unrealized appreciation of futures contracts			756,681
Net change in unrealized appreciation of swap contracts			(197,643)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			15,620,468
Change in net assets resulting from operations			$17,970,246

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,349,778	$3,626,329
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	13,571,566	548,019
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	2,048,902	37,935,648
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,970,246	42,109,996
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(158,051)	(2,629,338)
Class B Shares	(21,313)	(267,729)
Class C Shares	(30,767)	(285,201)
Class K Shares	(50,986)	(384,837)
Institutional Shares	(2,951)	(19,202)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(264,068)	(3,586,307)
Share Transactions:
Proceeds from sale of shares	81,404,043	69,643,362
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	5,272,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	8,053,895
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	6,951,526
Net asset value of shares issued to shareholders in payment of distributions declared	249,752	3,363,174
Cost of shares redeemed	(95,388,857)	(70,213,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,735,062)	23,071,475
Change in net assets	3,971,116	61,595,164
Net Assets:
Beginning of period	248,155,630	186,560,466
End of period (including undistributed (distributions in excess of) net investment income of $100,423 and $(56,725), respectively)	$252,126,746	$248,155,630

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Stock and Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2010 is $5,000,000.

Annual Shareholder Report

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$11,299	$3,844
Union Central Life Ins. Co., Note, 8.20%, 11/1/2026	3/31/1999	$790,785	$748,848

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$11,278*
Equity contracts	—	$ —	Payable for daily variation margin	$(1,353,937)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$820,896	Payable for foreign exchange contracts	$942,768
Credit contracts	Receivable for periodic payments from swap contracts	$10,000	—	$ —
Credit contracts	Swaps, at value	$33,391	—	$ —
Total derivatives not accounted for as hedging instruments under ACS Topic 815		$864,287		$(399,891)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(584,809)	$ —	$(584,809)
Equity contracts	$ —	$2,904,809	$ —	$2,904,809
Foreign exchange contracts	$ —	$ —	$(420)	$(420)
Credit contracts	$456,219	$ —	$ —	$456,219
Total	$456,219	$2,320,000	$(420)	$2,775,799
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(82,143)	$ —	$(82,143)
Equity contracts	$ —	$838,824	$ —	$838,824
Foreign exchange contracts	$ —	$ —	$251,406	$251,406
Credit contracts	$(197,643)	$ —	$ —	$(197,643)
Total	$(197,643)	$756,681	$251,406	$810,444

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,596,436	$25,454,229	1,851,463	$25,328,003
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	138,737	1,950,574
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	192,254	2,703,126
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	184,524	2,594,400
Shares issued to shareholders in payment of distributions declared	9,189	147,485	182,962	2,452,902
Shares redeemed	(3,164,818)	(50,212,436)	(2,550,336)	(34,968,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,559,193)	$(24,610,722)	(396)	$60,072
Annual Shareholder Report

Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	169,159	$2,692,461	274,805	$3,808,687
Shares issued to shareholders in payment of distributions declared	1,269	20,305	19,052	250,988
Shares redeemed	(589,834)	(9,303,277)	(656,572)	(8,884,783)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(419,406)	$(6,590,511)	(362,715)	$(4,825,108)
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,210,690	$19,095,474	1,002,107	$13,808,180
Shares issued to shareholders in payment of distributions declared	1,789	28,514	19,606	258,296
Shares redeemed	(840,318)	(13,222,025)	(783,732)	(10,601,445)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	372,161	$5,901,963	237,981	$3,465,031
Year Ended November 30	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,528,082	$24,410,879	1,822,012	$25,416,459
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	192,931	2,716,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	339,137	4,775,071
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	269,074	3,788,720
Shares issued to shareholders in payment of distributions declared	3,172	50,979	28,544	384,790
Shares redeemed	(1,348,117)	(21,519,233)	(1,080,496)	(15,220,214)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	183,137	$2,942,625	1,571,202	$21,861,333
Annual Shareholder Report

	Year Ended 11/30/2010		Period Ended 11/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	628,146	$9,751,000	86,196	$1,282,033
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	43,066	605,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	40,945	575,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	40,426	568,406
Shares issued to shareholders in payment of distributions declared	154	2,469	1,079	16,198
Shares redeemed	(71,264)	(1,131,886)	(34,334)	(537,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	557,036	$8,621,583	177,378	$2,510,147
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(866,265)	$(13,735,062)	1,623,450	$23,071,475
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership income reclassifications, swap income reclassifications, expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(184,209)	$(1,928,562)	$2,112,771

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$264,068	$3,586,307

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$20,684,603
Capital loss carryforwards and deferrals	$(20,015,853)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership transactions, defaulted bond interest and discount accretion/premium amortization on debt securities.

At November 30, 2010, the cost of investments for federal tax purposes was $231,927,784. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $20,809,727. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,809,137 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,999,410.

At November 30, 2010, the Fund had a capital loss carryforward of $20,009,470 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$125,656
2016	$15,468,975
2017	$4,414,839

As a result of the tax-free transfer of assets from Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $12,813,710 to offset taxable capital gains realized during the year ended November 30, 2010.

As of November 30, 2010, for federal income tax purposes, the Fund had $6,383 in straddle loss deferrals.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $94,324 of its fee. For the year ended November 30, 2010, an affiliate of the Adviser reimbursed $118,347 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2010, FIMCO and FEMCOPA earned fees of $197,278 and $769,765, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.100% of average daily net assets of the Fund. FAS waived $62,539 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $9,452 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $7,371 in sales charges from the sale of Class A Shares. FSC also retained $303 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,630 of Service Fees for the year ended November 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Annual Shareholder Report

Interfund Transactions

During the year ended November 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $143,902 and $39,293, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $169,371. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	199,106	102,654	111,900	189,860	$5,201,991	$384,029
Federated InterContinental Fund, Institutional Shares	—	290,142	13,283	276,859	$12,669,071	$ —
Federated Mid Cap Growth Strategies Fund, Institutional Shares	—	562,861	161,213	401,648	$13,439,154	$ —
Federated Mortgage Core Portfolio	946,934	477,556	500,823	923,667	$9,365,986	$439,262
Federated Project and Trade Finance Core Fund	—	305,951	—	305,951	$3,053,394	$54,269
Federated Prime Value Obligations Fund, Institutional Shares	36,095,022	171,700,562	174,663,351	33,132,233	$33,132,233	$61,481
High Yield Bond Portfolio	1,867,382	1,055,651	120,192	2,802,841	$18,218,469	$1,411,154
TOTAL OF AFFILIATED TRANSACTIONS	39,108,444	174,495,377	175,570,762	38,033,059	$95,080,298	$2,350,195
Annual Shareholder Report

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2010, the Fund's expenses were reduced by $28,581 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$388,642,074
Sales	$386,962,132

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Effective January 31, 2011, the Fund's name will change to Federated Asset Allocation Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Annual Shareholder Report

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2010, 81.53% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2010, 78.12% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF Federated stock and bond fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Stock and Bond Fund (the “Fund”) as of November 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2010 by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Stock and Bond Fund as of November 30, 2010 and the results of its operations for the year then ended the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 25, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 VICE PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Stock and Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadvisers. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadvisers for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadvisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31422C108
Cusip 31422C207
Cusip 31422C306
Cusip 31422C405

G01454-01 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Stock and Bond Fund

(Effective January 31, 2011, the name of the fund will be Federated Asset Allocation Fund)

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2010	Period Ended 11/30/2009[1]
Net Asset Value, Beginning of Period	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.02)	(0.10)
Net Asset Value, End of Period	$16.91	$15.65
Total Return[3]	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	1.00%[4]	1.00%[4,5]
Net investment income	1.47%	1.91%[5]
Expense waiver/reimbursement[6]	0.19%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,421	$2,776
Portfolio turnover	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.99% and 1.00% for the year ended November 30, 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,093.10	$5.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.05	$5.06
1	Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance

For the 12-month reporting period ended November 30, 2010, the Fund's Institutional Shares produced a total return of 8.16% at net asset value. That compares with a 10.03% return for the Fund's Blended Index and 9.02% for Morningstar's Moderate Allocation Funds Category Average.1 The Fund's Blended Index is composed of 50% of the return of the Russell 3000 Index,2 10% of the return of the MSCI All Country World ex US Index3 and 40% of the return of the Barclays Capital U.S. Universal Index4 which had total returns of 12.63%, 5.26%, and 6.77%, respectively, during the reporting period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return data of the indices.

1	Morningstar's Moderate Allocation Funds Average Category is the category of funds which seek to provide both capital appreciation and income by investing in stocks, bonds and cash. These funds typically invest between 50% to 70% of assets in equities and the remainder in fixed income and cash. Investments cannot be made in an average.
2	The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.
3	The MSCI ACWI (All Country World Index) ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 2010 the MSCI ACWI consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.
4	The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD- denominated, taxable bonds that are rated either investment-grade or below investment-grade.

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MARKET OVERVIEW

Domestic Equities

Domestic equities, as measured by the S&P 500 Index5 (S&P 500), experienced another year of substantial volatility as the U.S. economy continued to grind through the economic recovery. Markets traded lower heading into the opening months of 2010, before rallying sharply during the spring in response to improving economic fundamentals. After peaking in April, equities were weak throughout the summer as economic data rolled over, sparking debate as to whether or not the economy was entering a double-dip recession or simply a soft patch. U.S. equities were also hurt by fears that the European sovereign debt crisis could jump across the Atlantic. Fortunately, the economic malaise of the summer proved to be a soft patch, and equities rallied strongly in the fall, as markets were boosted by the reacceleration of economic data, strong corporate profits, the results of the mid-term Congressional elections, and the announcement by the Federal Reserve of a second round of quantitative easing. All told, the S&P 500 ended the one-year period with a positive return of 9.94%. Nine out of 10 sectors posted positive returns. The three best performing S&P sectors were Consumer Discretionary, up 28.1%; Industrials, up 19.2%; and Telecommunication Services, up 15.5%. The three lagging sectors were Financials, down 0.3%; Health Care, up 0.5%; and Utilities, up 8.0%.

5	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made in an index.

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International Equities

World markets followed a similar path as the United States. The severity of the summer downturn was sharper outside the U.S., as Europe was acutely affected by the Greek debt crisis. International markets also were weak during November, as concerns over Irish sovereign debt pulled equities lower. For the year, the MSCI All-Country World ex-US Index returned 5.26%, underperforming relative to the United States.

Within the international markets, performance varied significantly between emerging and developed countries.6 Emerging markets, as measured by the MSCI Emerging Markets Index,7 continued to outperform on stronger growth fundamentals, returning 15.3% for the year. International developed markets, as measured by the MSCI EAFE Index,8 were considerably weaker, returning 1.1%.

On the currency front, the U.S. dollar appreciated 13.3% against the euro and 5.1% against the sterling, on superior growth prospects in the United States and sovereign debt concerns in Europe, but lost 2.6% against the yen.

6	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
7	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
8	The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

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Interest Rates

Interest rates moved lower over the 12-month reporting period. Intermediate maturity yields fell the most while the shortest maturities and the longest maturities were virtually unchanged. Although economic concerns related to the Gulf of Mexico oil spill caused spreads to widen over the summer, credit-related spread bonds performed well later in the reporting period on expectations that they would do well in a growing economic environment. Prospects for economic growth also improved on the overwhelming election win by Republicans in early November.

The 5-year Treasury yield fell 0.53% over the 12 months and finished the reporting period at 1.47%. The “yield to worst” of the Barclays Capital Aggregate Bond Index9 (BCAB) stood at 2.68% on November 30, 2010, compared to 3.15% 12 months earlier.

Fund Performance

Asset Allocation Strategy Performance

For the year ended November 30, 2010, the main drivers of performance were the Fund's market cap allocation, emerging vs. developed allocation, and stock vs. bond allocation. The Fund benefited from overweight positions in small caps,10 emerging markets and stocks as small caps outperformed large caps, emerging markets outperformed developed markets and stocks outperformed bonds. Conversely, the Fund was negatively impacted by foreign developed country selection, an allocation to U.S. homebuilders, and an allocation to commodities. During the reporting period, the Fund used exchange-traded futures contracts to gain exposure to certain foreign country markets and to adjust the Fund's relative market capitalization exposure in its domestic equity investments.

9	The Barclays Capital Aggregate Bond Index (BCAB) is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The BCAB rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. The BCAB was created in 1986, with index history backfilled to January 1, 1976.
10	Small Company stocks may be less liquid and subject to greater price volatility than large company stocks.

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Domestic Equities Performance

In the domestic equities portion of the Fund, the Fund benefited from allocation decisions among industry groups while individual security selection was a drag on relative performance.

The Fund benefitted most from its allocation decisions in Automobiles & Components, Capital Goods, Energy, Pharmaceuticals & Biotechnology, and Utilities. Conversely, the Fund was negatively impacted by allocation decisions in Consumer Services, Diversified Financials, Health Care Equipment & Services, Insurance, and Materials.

Fixed-Income Performance11

For the second year in a row, the bond portion of the Fund outperformed the BCAB by a huge margin during the 12-month reporting period. Sector management, yield curve management, and security selection all contributed positively to performance. Duration management detracted from performance as the Fund was shorter than the BCAB's interest sensitivity in a period of declining interest rates.12 Currency management had a very slight benefit. Sector call helped performance due to a considerable overweight in commercial mortgage backed securities (CMBS), emerging markets, and corporates (both investment-grade & high yield corporates). Security selection improved over the prior year particularly in CMBS, high yield, emerging markets and investment-grade corporates. Security selection in mortgage-backed securities negatively affected the Fund's performance.

Some names that added to performance included several financial names including NY Life, Pacific Life, Barclays Bank, Capital One, First Union, General Electric, and a small bank trust-preferred security (TRUP) collateralized mortgage obligation (CMO) named Regional Diversified. One security that performed poorly was CVS Corp. During the reporting period, the Fund used credit default swaps to add exposure to investment grade corporate debt and utilized Treasury futures to manage the Fund's duration and yield curve risk.

11	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
12	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
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GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on June 12, 2009. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Stock and Bond Fund (Institutional Shares) (the “Fund”) from October 31, 2000 to November 30, 2010, compared to a blend of indexes comprised of 50% of the Russell 3000 Index (RU3000),2 10% of the MSCI All Country World ex US Index (MSCI ACWI ex US)2 and 40% of the Barclays Capital U.S. Universal Index (BCUSU)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),2 the Barclays Capital Aggregate Bond Index (BCAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	8.16%
5 Years	3.80%
10 Years	3.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BCAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of the 50% of the RU3000, 10% of MSCI ACWI ex-US and 40% of the BCUSU. The RU3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The MSCI ACWI (All Country World) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The BCUSU represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or below investment grade. The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an unmanaged index composed of securities from the Barclay's Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The RU3000, MSCI ACWI ex-US, BCUSU, S&P 500 and BCAB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

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Portfolio of Investments Summary Tables (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	52.3%
Corporate Debt Securities	15.5%
International Equity Securities	9.0%
Mortgage-Backed Securities[3]	4.2%
Asset-Backed Securities	2.1%
U.S. Treasury and Agency Securities	2.1%
Foreign Debt Securities	1.5%
Municipal Security[4]	0.0%
Derivative Contracts[5]	0.5%
Cash Equivalents[6]	13.8%
Other Assets and Liabilities — Net[7]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

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At November 30, 2010, the Fund's sector composition8 was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Consumer Discretionary	22.0%
Financials	22.0%
Information Technology	19.6%
Consumer Staples	8.3%
Industrials	7.8%
Health Care	6.5%
Materials	5.0%
Energy	3.9%
Utilities	3.6%
Telecommunication Services	1.3%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

November 30, 2010

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 32.4%
		Consumer Discretionary – 7.1%
7,500	[1]	Aeropostale, Inc.	202,725
1,400		Autoliv, Inc.	102,788
12,200		Best Buy Co., Inc.	521,184
5,100	[1]	Big Lots, Inc.	156,315
2,100	[1]	BorgWarner, Inc.	126,714
23,600		CBS Corp. — Class B	397,424
1,600	[1]	Chipotle Mexican Grill, Inc.	413,584
20,200		Comcast Corp., Class A	404,000
9,400	[1]	DIRECTV — CLASS A	390,382
3,500	[1]	Dollar Tree, Inc.	192,325
3,700		Family Dollar Stores, Inc.	185,740
5,846	[1]	Federal-Mogul Corp., Class A	109,320
7,500	[1]	Ford Motor Co.	119,550
35,000		Gannett Co., Inc.	458,850
5,800		Gentex Corp.	121,742
11,200	[1]	Goodyear Tire & Rubber Co.	107,072
3,200		Harley Davidson, Inc.	100,096
27,900		Home Depot, Inc.	842,859
5,100	[1]	ITT Educational Services, Inc.	298,299
5,200	[1]	J Crew Group, Inc.	227,344
22,300		Johnson Controls, Inc.	812,612
10,700	[1]	Kohl's Corp.	603,694
1,200	[1]	Lear Corp.	105,324
57,200		Lennar Corp., Class A	868,868
38,200		Lowe's Cos., Inc.	867,140
30,000	[1]	MGM Mirage	366,900
8,800		Marriott International, Inc., Class A	345,048
8,274		McDonald's Corp.	647,854
10,800		McGraw-Hill Cos., Inc.	372,492
45,500	[1]	Meritage Corp.	863,135
1,400	[1]	NVR, Inc.	867,972
1,000	[1]	NetFlix, Inc.	205,900
54,600	[1]	New York Times Co., Class A	490,854
14,500		Omnicom Group, Inc.	658,880
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Shares or Principal Amount			Value in U.S. Dollars
4,500		PetSmart, Inc.	170,370
2,800		Ross Stores, Inc.	181,664
39,600		Service Corp. International	319,176
12,400		Starwood Hotels & Resorts	704,816
3,800		TJX Cos., Inc.	173,318
2,200	[1]	TRW Automotive Holdings Corp.	104,478
3,700		Thor Industries, Inc.	109,261
12,700		Time Warner, Inc.	374,523
47,700	[1]	Toll Brothers, Inc.	856,215
4,300		Tractor Supply Co.	182,621
1,000		Washington Post Co., Class B	377,020
5,300		Williams-Sonoma, Inc.	176,331
11,300		Wyndham Worldwide Corp.	324,875
6,600		Yum! Brands, Inc.	330,528
		TOTAL	17,940,182
		Consumer Staples – 2.7%
16,300		Archer-Daniels-Midland Co.	472,537
1,700		Brown-Forman Corp., Class B	111,214
22,400		Clorox Co.	1,384,544
2,000		Corn Products International, Inc.	86,240
7,600		Del Monte Foods Co.	142,348
2,700		Dr. Pepper Snapple Group, Inc.	98,901
4,600		Heinz (H.J.) Co.	222,042
23,300		Herbalife Ltd.	1,599,079
2,000		Hershey Foods Corp.	93,600
19,700		Kroger Co.	463,935
10,516		Nestle SA	571,561
6,600		Procter & Gamble Co.	403,062
1,500		Smucker (J.M.) Co.	94,875
14,258		The Coca-Cola Co.	900,678
6,400		Tyson Foods, Inc., Class A	101,312
		TOTAL	6,745,928
		Energy – 1.3%
2,800		Apache Corp.	301,392
12,419		Chevron Corp.	1,005,567
5,300		ConocoPhillips	318,901
10,800		Exxon Mobil Corp.	751,248
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Shares or Principal Amount			Value in U.S. Dollars
27	[1]	NRG Energy, Inc.	523
5,740		Schlumberger Ltd.	443,932
16,635	[1]	Weatherford International Ltd.	339,520
		TOTAL	3,161,083
		Financials – 7.1%
9,700		AON Corp.	389,164
6,800		Aflac, Inc.	350,200
3,600		Alexandria Real Estate Equities, Inc.	240,300
8,200		American Campus Communities, Inc.	257,808
7,312		American Express Co.	316,025
12,500		American Financial Group, Inc., Ohio	384,625
9,500		Assurant, Inc.	335,065
9,100		Avalonbay Communities, Inc.	1,004,003
6,900		BB&T Corp.	160,080
9,000		Boston Properties, Inc.	754,200
4,207	[1]	CIT Group, Inc.	166,008
8,181		Capital One Financial Corp.	304,579
38,700	[1]	Citigroup, Inc.	162,540
7,000		Comerica, Inc.	255,430
2,400	[1]	CommonWealth REIT	60,072
12,100		Digital Realty Trust, Inc.	635,492
10,100		Eaton Vance Corp.	300,172
6,600		Erie Indemnity Co.	415,536
4,500		Everest Re Group Ltd.	375,705
13,300		Fifth Third Bancorp	158,935
900		First Citizens Bancshares, Inc., Class A	156,501
2,686		Franklin Resources, Inc.	306,446
19,300		Fulton Financial Corp.	166,945
4,200	[1]	General Growth Properties, Inc.	67,998
2,600		Goldman Sachs Group, Inc.	405,964
14,000		HCP, Inc.	461,020
8,400		Hanover Insurance Group, Inc.	380,352
413	[1]	Howard Hughes Corp.	16,838
24,447		Invesco Ltd.	531,478
23,188		JPMorgan Chase & Co.	866,768
7,700		Liberty Property Trust	241,318
2,100		M & T Bank Corp.	161,616
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Shares or Principal Amount			Value in U.S. Dollars
9,500		MetLife, Inc.	362,425
14,600	[1]	NASDAQ Stock Market, Inc.	313,316
12,900		Nationwide Health Properties, Inc.	465,045
27,156		OneBeacon Insurance Group Ltd.	397,292
3,000		PNC Financial Services Group	161,550
18,000		Progressive Corp. Ohio	366,120
15,800		Protective Life Corp.	371,616
7,200		Prudential Financial	364,896
7,596		Reinsurance Group of America, Inc.	379,268
14,400		SEI Investments Co.	325,152
2,500		Simon Property Group, Inc.	246,250
8,900		StanCorp Financial Group, Inc.	370,240
6,200		State Street Corp.	267,840
4,900		SunTrust Banks, Inc.	114,464
5,500		T. Rowe Price Group, Inc.	320,815
12,300		TCF Financial Corp.	167,403
10,500		Taubman Centers, Inc.	509,565
6,900		The Travelers Cos, Inc.	372,531
18,326		U.S. Bancorp	435,792
15,800		Unitrin, Inc.	373,828
10,100		Waddell & Reed Financial, Inc., Class A	311,080
6,200		Wells Fargo & Co.	168,702
		TOTAL	17,954,373
		Health Care – 2.1%
5,348		Abbott Laboratories	248,735
5,551		Aetna, Inc.	164,421
5,800		Allergan, Inc.	384,366
5,100		AmerisourceBergen Corp.	157,335
2,400	[1]	Amgen, Inc.	126,456
4,793		Cardinal Health, Inc.	170,535
4,800	[1]	Celgene Corp.	285,024
5,500	[1]	Community Health Systems, Inc.	175,230
3,400		Cooper Cos., Inc.	181,900
2,300	[1]	DaVita, Inc.	167,210
20,800	[1]	Health Management Association, Class A	185,328
6,200	[1]	Health Net, Inc.	167,400
2,800	[1]	Hospira, Inc.	157,528
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Shares or Principal Amount			Value in U.S. Dollars
10,800	[1]	Humana, Inc.	605,232
4,443		Johnson & Johnson	273,467
4,900	[1]	LifePoint Hospitals, Inc.	177,478
2,508		McKesson HBOC, Inc.	160,261
12,884		Merck & Co., Inc.	444,111
21,300		Pfizer, Inc.	346,977
4,300	[1]	SXC Health Solutions Corp.	164,905
3,900		Shire PLC, ADR	274,326
5,100	[1]	Thoratec Laboratories Corp.	129,821
4,635		UnitedHealth Group, Inc.	169,270
		TOTAL	5,317,316
		Industrials – 2.5%
1,800		Avery Dennison Corp.	67,572
1,600		Bucyrus International	142,656
2,800		CNH Global NV	115,976
3,700		CSX Corp.	224,997
6,813		Caterpillar, Inc.	576,380
4,300	[1]	Chicago Bridge & Iron Co., NV	121,733
2,900		Crane Co.	108,692
1,228		Cummins, Inc.	119,263
4,000		Donnelley (R.R.) & Sons Co.	63,040
1,200		Flowserve Corp.	126,552
5,400		Fluor Corp.	312,282
5,800	[1]	Foster Wheeler AG	162,400
3,900	[1]	General Cable Corp.	127,881
2,800		Ingersoll-Rand PLC	114,800
5,200		Joy Global, Inc.	396,864
5,300	[1]	KAR Auction Services, Inc.	63,865
5,200	[1]	Kansas City Southern Industries, Inc.	246,168
1,500		L-3 Communications Holdings, Inc.	105,495
10,600		Manitowoc, Inc.	116,388
3,700		Norfolk Southern Corp.	222,629
3,800	[1]	OshKosh Truck Corp.	109,060
4,000	[1]	Owens Corning, Inc.	105,240
1,400		Parker-Hannifin Corp.	112,322
4,000		Precision Castparts Corp.	552,280
1,900		Regal Beloit Corp.	115,900
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Shares or Principal Amount			Value in U.S. Dollars
5,200		Textron, Inc.	116,272
2,600		Timken Co.	113,256
1,900		Toro Co.	110,599
2,800	[1]	URS Corp.	110,712
2,700		Union Pacific Corp.	243,297
8,028	[1]	United Continental Holdings, Inc.	222,215
9,000		United Technologies Corp.	677,430
2,400	[1]	Verisk Analytics, Inc.	72,648
2,600	[1]	WESCO International, Inc.	124,072
2,550	[1]	Waste Connections, Inc.	66,300
		TOTAL	6,387,236
		Information Technology – 6.4%
19,900		AVX Corp.	284,769
20,700	[1]	Advanced Micro Devices, Inc.	150,903
7,700	[1]	Alliance Data Systems Corp.	485,716
15,300	[1]	Amdocs Ltd.	397,800
3,447	[1]	Apple, Inc.	1,072,534
13,200	[1]	Autodesk, Inc.	465,828
6,600	[1]	Avago Technologies Ltd.	172,326
10,300	[1]	BMC Software, Inc.	457,320
16,281		Broadcom Corp.	724,342
21,300		Broadridge Financial Solutions	438,567
20,100		CA, Inc.	460,089
26,300	[1]	Cisco Systems, Inc.	503,908
9,500		Computer Sciences Corp.	423,985
15,267		Corning, Inc.	269,615
8,600	[1]	FIserv, Inc.	475,580
2,400	[1]	F5 Networks, Inc.	316,512
5,300		FactSet Research Systems	469,951
13,800	[1]	Fairchild Semiconductor International, Inc., Class A	193,890
600	[1]	Google, Inc.	333,426
7,392		International Business Machines Corp.	1,045,672
9,682	[1]	Intuit, Inc.	434,625
16,400		Lender Processing Services, Inc.	504,628
498,000		Lenovo Group Ltd.	331,568
7,300	[1]	Lexmark International Group, Class A	264,552
9,900	[1]	MSCI, Inc., Class A	337,194
Annual Shareholder Report
18

Shares or Principal Amount			Value in U.S. Dollars
20,445	[1]	Micron Technology, Inc.	148,431
18,918		Microsoft Corp.	476,923
5,300	[1]	Network Appliance, Inc.	269,929
5,600	[1]	Novellus Systems, Inc.	168,840
20,500	[1]	ON Semiconductor Corp.	167,177
21,400		Oracle Corp.	578,656
28,500	[1]	SAIC, Inc.	436,620
7,600	[1]	Sandisk Corp.	338,960
19,521	[1]	Seagate Technology	261,777
4,000	[1]	Silicon Laboratories, Inc.	169,920
40,900		Tellabs, Inc.	258,079
10,109	[1]	Teradata Corporation	415,379
13,200	[1]	Teradyne, Inc.	156,552
23,900	[1]	Vishay Intertechnology, Inc.	340,814
8,900	[1]	Western Digital Corp.	298,150
48,500		Xerox Corp.	555,810
		TOTAL	16,057,317
		Materials – 1.6%
5,400		Agnico Eagle Mines, Ltd.	435,834
400		Airgas, Inc.	24,440
4,000		Ashland, Inc.	203,520
3,200		Ball Corp.	210,816
1,200		CF Industries Holdings, Inc.	144,924
6,000		Cabot Corp.	214,800
4,100		Cytec Industries, Inc.	196,103
2,679		Domtar Corp.	203,390
2,600		Eastman Chemical Co.	202,306
1,400		Freeport-McMoRan Copper & Gold, Inc.	141,848
8,000		International Paper Co.	199,760
2,000		Lubrizol Corp.	209,120
4,300		Monsanto Co.	257,656
2,700		PPG Industries, Inc.	210,492
9,900		RPM International, Inc.	202,752
4,000		Schnitzer Steel Industries, Inc., Class A	228,360
3,900		Scotts Co.	194,844
2,800		Sherwin-Williams Co.	207,676
10,500	[1]	Titanium Metals Corp.	181,335
Annual Shareholder Report
19

Shares or Principal Amount			Value in U.S. Dollars
6,400		Valspar Corp.	211,456
		TOTAL	4,081,432
		Telecommunication Services – 0.4%
46,000		Frontier Communications Corp.	418,600
89,400		Qwest Communications International, Inc.	625,800
		TOTAL	1,044,400
		Utilities – 1.2%
7,700		CMS Energy Corp.	138,369
11,400	[1]	Calpine Corp.	137,940
3,000		DTE Energy Co.	133,650
1,900		Entergy Corp.	135,356
6,300		Hawaiian Electric Industries, Inc.	137,907
2,300		ITC Holdings Corp.	139,265
2,700		Integrys Energy Group, Inc.	131,490
3,400		NSTAR	140,760
8,200		NiSource, Inc.	137,186
3,200		OGE Energy Corp.	142,432
2,900		ONEOK, Inc.	148,219
3,400		Pinnacle West Capital Corp.	137,428
9,975		Southern Co.	376,257
8,100		TECO Energy, Inc.	135,675
12,500		Wisconsin Energy Corp.	752,750
		TOTAL	2,924,684
		TOTAL COMMON STOCKS (IDENTIFIED COST $73,560,000)	81,613,951
		Asset-Backed Securities – 1.0%
5,653	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	4,691
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.933%, 2/10/2051	265,018
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	855,553
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.323%, 4/15/2041	382,281
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.460%, 2/12/2051	92,761
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	391,148
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	337,712
Annual Shareholder Report
20

Shares or Principal Amount			Value in U.S. Dollars
$250,000		Morgan Stanley Capital, Inc. A4, 6.075%, 6/11/2049	264,773
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,428,169)	2,593,937
		Collateralized Mortgage Obligations – 1.1%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	822,003
500,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	508,163
375,000	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A3, 4.205%, 9/01/2020	373,775
450,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	472,182
595,332	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 2010-C1 A1, 3.853%, 6/15/2043	618,141
4,770	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,844
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,759,499)	2,798,108
		Corporate Bonds – 6.8%
		Basic Industry — Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	119,996
13,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	14,095
100,000		Praxair, Inc., 4.625%, 03/30/2015	111,265
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	38,909
		TOTAL	284,265
		Basic Industry — Metals & Mining – 0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,288
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	72,914
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	106,784
10,000		BHP Finance (USA), Inc., Company Guarantee, 6.500%, 4/01/2019	12,286
200,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/01/2019	252,216
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	127,030
100,000	[2,3]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	103,258
		TOTAL	762,776
		Basic Industry — Paper – 0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	35,832
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	15
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	99,001
		TOTAL	134,848
Annual Shareholder Report
21

Shares or Principal Amount			Value in U.S. Dollars
		Capital Goods — Aerospace & Defense – 0.1%
$50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	55,116
100,000		Boeing Co., 4.875%, 02/15/2020	111,766
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,765
		TOTAL	193,647
		Capital Goods — Building Materials – 0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	54,985
40,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	42,936
		TOTAL	97,921
		Capital Goods — Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	22,993
70,000		Emerson Electric Co., 4.875%, 10/15/2019	78,400
68,000	[2,3]	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	74,778
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	114,590
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	73,462
		TOTAL	364,223
		Capital Goods — Environmental – 0.1%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	123,141
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,267
		TOTAL	154,408
		Communications — Media & Cable – 0.2%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,094
100,000		Comcast Corp., 7.050%, 03/15/2033	113,657
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	118,466
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	132,412
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,417
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	64,953
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	57,137
		TOTAL	543,136
		Communications — Media Noncable – 0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	139,636
90,000		News America, Inc., 5.650%, 08/15/2020	105,023
		TOTAL	244,659
		Communications — Telecom Wireless – 0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	182,576
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	101,929
Annual Shareholder Report
22

Shares or Principal Amount			Value in U.S. Dollars
$20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,074
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	103,223
		TOTAL	408,802
		Communications — Telecom Wirelines – 0.2%
15,000		CenturyLink, Inc., Sr. Note, 6.150%, 09/15/2019	15,633
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	164,912
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	51,176
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	108,382
40,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	46,968
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	60,168
		TOTAL	447,239
		Consumer Cyclical — Automotive – 0.0%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	79,936
		Consumer Cyclical — Entertainment – 0.1%
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	302,846
		Consumer Cyclical — Lodging – 0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	52,203
		Consumer Cyclical — Retailers – 0.1%
172,035	[2,3]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	173,402
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	63,551
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	19,800
70,000		Target Corp., Note, 5.875%, 07/15/2016	82,793
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	46,549
		TOTAL	386,095
		Consumer Non-Cyclical — Food/Beverage – 0.3%
90,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	105,912
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,714
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,967
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	93,875
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	69,741
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	137,748
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	117,889
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	53,937
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	31,509
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	17,228
		TOTAL	742,520
Annual Shareholder Report
23

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical — Health Care – 0.1%
$50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,104
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	53,983
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	24,478
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	84,556
		TOTAL	215,121
		Consumer Non-Cyclical — Pharmaceuticals – 0.1%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	43,517
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	112,060
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	97,649
		TOTAL	253,226
		Consumer Non-Cyclical — Products – 0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	52,121
		Consumer Non-Cyclical — Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,359
		Consumer Non-Cyclical — Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	93,334
		Energy — Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	133,581
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,252
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	27,922
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	85,737
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	25,954
		TOTAL	307,446
		Energy — Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	75,558
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	110,565
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	40,179
11,120	[2,3]	Qatar Petroleum, 5.579%, 05/30/2011	11,307
100,000	[2,3]	Statoil ASA, 5.125%, 04/30/2014	111,592
		TOTAL	349,201
		Energy — Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	60,978
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	27,599
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,439
		TOTAL	110,016
Annual Shareholder Report
24

Shares or Principal Amount			Value in U.S. Dollars
		Energy — Refining – 0.1%
$110,000		Refining Group, Inc., 6.125%, 05/01/2011	112,397
25,000		Valero Energy Corp., 9.375%, 03/15/2019	31,722
		TOTAL	144,119
		Financial Institution — Banking – 1.0%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,981
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	134,188
100,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	93,125
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	81,143
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	85,915
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	63,295
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	205,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	52,545
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	344,713
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/01/2018	164,877
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,100
100,000		HSBC Finance Corp., 5.000%, 06/30/2015	108,668
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	79,647
90,000		M & T Bank Corp., 5.375%, 05/24/2012	95,188
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,855
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	107,573
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	109,976
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,872
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,342
407,213	[2,3]	Regional Diversified Funding, 9.250%, 03/15/2030	260,718
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,732
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	113,764
140,000		Wachovia Corp., 5.750%, 02/01/2018	157,218
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	46,075
		TOTAL	2,552,510
		Financial Institution — Brokerage – 0.3%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	255,886
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	55,193
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	46,423
100,000	[2,3]	FMR LLC, 4.75%, 3/01/2013	105,489
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	26,120
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	31,062
Annual Shareholder Report
25

Shares or Principal Amount			Value in U.S. Dollars
$95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	110,942
60,000		Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	13,275
30,000		Nuveen Investments, 5.500%, 09/15/2015	25,237
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	89,409
		TOTAL	759,036
		Financial Institution — Finance Noncaptive – 0.5%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	202,135
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	65,344
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	132,452
120,000		Capital One Capital IV, 6.745%, 02/17/2037	119,700
20,000		Capital One Capital V, 10.250%, 08/15/2039	21,275
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	561,291
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	32,742
30,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	34,921
		TOTAL	1,169,860
		Financial Institution — Insurance — Health – 0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	57,763
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	57,774
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	51,557
		TOTAL	167,094
		Financial Institution — Insurance — Life – 0.7%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,377
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	134,173
90,000		MetLife, Inc., 6.750%, 06/01/2016	105,944
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,500
80,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	95,943
300,000	[2,3]	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	300,996
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	53,566
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	43,730
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	12,004
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.750%, 09/17/2015	107,928
750,000	[2]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	748,848
		TOTAL	1,731,009
		Financial Institution — Insurance — P&C – 0.2%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	89,583
80,000		CNA Financial Corp., 6.500%, 08/15/2016	87,096
Annual Shareholder Report
26

Shares or Principal Amount			Value in U.S. Dollars
$15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	17,120
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	53,833
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	104,888
30,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	34,859
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,499
		TOTAL	398,878
		Financial Institution — REITs – 0.2%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,944
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	84,052
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	40,862
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,804
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	124,347
20,000		Prologis, Sr. Note, 7.625%, 08/15/2014	23,074
40,000		Simon Property Group LP, 6.750%, 05/15/2014	45,657
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	53,778
		TOTAL	469,518
		Foreign — Local — Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	65,009
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	123,851
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	91,321
		TOTAL	215,172
		Technology – 0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,337
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	45,296
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	60,757
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	119,535
50,000		Harris Corp., 5.950%, 12/01/2017	56,648
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	68,597
200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	234,934
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	100,563
		TOTAL	709,667
		Transportation — Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	110,362
50,000		Union Pacific Corp., 4.875%, 01/15/2015	55,201
Annual Shareholder Report
27

Shares or Principal Amount			Value in U.S. Dollars
$45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	52,563
		TOTAL	218,126
		Transportation — Services – 0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	86,698
		Utility — Electric – 0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	78,067
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	49,033
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	58,436
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	46,284
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,395
60,000	[2,3]	Electricite De France SA, 5.5%, 1/26/2014	67,266
90,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	96,377
50,000		FirstEnergy Solutions Co, Company Guarantee, 6.05%, 8/15/2021	53,091
71,405	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	81,138
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	132,297
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	141,711
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	34,291
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	60,116
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	49,061
100,000		Union Electric Co., 6.000%, 04/01/2018	113,308
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	134,733
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	86,706
		TOTAL	1,294,310
		Utility — Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	128,519
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	19,432
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,475
		TOTAL	219,426
		Utility — Natural Gas Pipelines – 0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	109,330
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	79,787
110,000		Enterprise Products LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	134,093
Annual Shareholder Report
28

Shares or Principal Amount		Value in U.S. Dollars
$100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,431
	TOTAL	419,641
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,088,169)	17,229,421
	Governments/Agencies – 0.1%
	Sovereign – 0.1%
75,000	United Mexican States, 6.625%, 03/03/2015	88,312
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	35,371
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,486)	123,683
	Mortgage-Backed Securities – 0.3%
7,915	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	8,898
5,716	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	6,467
14,387	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	16,123
15,026	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	16,857
4,413	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,941
18,777	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	20,725
51,216	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	54,784
1,533	Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	1,556
987	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,050
12,746	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	13,823
15,814	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	17,812
10,553	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	11,779
27,589	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	30,465
55,927	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	59,572
56,310	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	59,787
27,936	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	30,831
55,247	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	59,927
61,959	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	66,423
2,785	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	3,324
1,497	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,689
12,168	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	13,729
Annual Shareholder Report
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Shares or Principal Amount			Value in U.S. Dollars
$433		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	462
19,288		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	21,665
2,576		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	2,845
274		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	310
50,636		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	56,168
20,781		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	23,082
45,736		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	49,378
58,564		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	62,228
1,385		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,542
4,943		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	5,624
11,942		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	13,472
473		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	538
644		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	727
10,473		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,808
10,701		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	12,078
1,971		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,246
13,547		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	15,389
12,088		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	13,561
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $735,453)	793,685
		MUNICIPAL – 0.0%
		Illinois – 0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	95,547
		U.S. Treasury – 2.1%
400,000	[4,5]	United States Treasury Bill, 0.125%, 12/16/2010	399,981
2,300,000	[4,5]	United States Treasury Bill, 0.125%, 2/3/2011	2,299,417
1,800,000	[4,5]	United States Treasury Bill, 0.160%, 1/20/2011	1,799,644
Annual Shareholder Report
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Shares or Principal Amount			Value in U.S. Dollars
$800,000	[4]	United States Treasury Bond, 3.500%, 2/15/2039	716,312
100,000	[4]	United States Treasury Note, 3.125%, 8/31/2013	106,801
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,326,695)	5,322,155
		EXCHANGE-TRADED FUNDS – 18.7%
104,579		Energy Select Sector SPDR	6,550,829
291,841		iShares MSCI Emerging Market Index Fund	13,065,722
67,953		iShares Dow Jones US Pharmaceuticals Index Fund	4,144,453
320,849		iShares Russell 2000 Index Fund	23,325,722
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $39,840,737)	47,086,726
		MUTUAL FUNDS – 37.7%;6
189,860		Emerging Markets Fixed Income Core Fund	5,201,991
276,859		Federated InterContinental Fund, Institutional Shares	12,669,071
401,648		Federated Mid Cap Growth Strategies Fund, Institutional Shares	13,439,154
923,667		Federated Mortgage Core Portfolio	9,365,986
305,951		Federated Project and Trade Finance Core Fund	3,053,394
2,802,841		High Yield Bond Portfolio	18,218,469
33,132,233	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	33,132,233
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $89,589,072)	95,080,298
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $230,524,280)[8]	252,737,511
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[9]	(610,765)
		TOTAL NET ASSETS — 100%	$252,126,746

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31

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	13	$1,492,725	December 2010	$24,875
1CAC 40 Index Short Futures	117	$4,224,870	December 2010	$260,048
1IBEX 35 Index Short Futures	11	$1,014,915	December 2010	$74,609
1OMX 30 Index Short Futures	125	$13,859,375	December 2010	$(38,391)
1S&P/TSE 60 Index Short Futures	16	$2,369,920	December 2010	$(116,902)
[1]Hang Seng Index Short Futures	6	$6,908,400	December 2010	$(3,399)
[1]United States Treasury Notes 2-Year Short Futures	30	$6,581,250	March 2011	$(7,096)
[1]United States Treasury Notes 5-Year Short Futures	60	$7,191,094	March 2011	$(27,963)
[1]United States Treasury Notes 10-Year Short Futures	10	$1,241,094	March 2011	$(5,568)
1AEX Index Long Futures	33	$2,162,490	December 2010	$(132,417)
1DAX Index Long Futures	13	$2,178,150	December 2010	$133,154
1FTSE 100 Index Long Futures	27	$1,497,015	December 2010	$(33,161)
[1]Russell 2000 Mini Index Long Futures	95	$6,901,750	December 2010	$384,081
1SGX MSCI Singapore Index Long Futures	14	$1,037,960	December 2010	$(2,626)
1S&P 500 Index Long Futures	70	$20,643,000	December 2010	$832,295
[1]Swiss Market Index Long Futures	26	$1,639,040	December 2010	$(51,039)
[1]Topix Index Long Futures	60	$514,800,000	December 2010	$22,810
[1]United States Treasury Bonds 30-Year Long Futures	19	$2,418,344	March 2011	$29,349
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,342,659

At November 30, 2010, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 13 Investment Grade Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2014
Implied Credit Spread at 11/30/2010[10]	0.89%
Notional Amount	$5,000,000
Market Value	$33,391
Upfront Premiums Paid/(Received)	$11,942
Unrealized Appreciation	$21,449

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32

At November 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/6/2010	2,493,020 Euro	$3,500,000	$(263,975)
12/6/2010	6,410,622 Euro	$9,000,000	$(678,793)
Contracts Sold:
12/6/2010	8,997,531 Euro	$12,500,000	$820,896
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(121,872)

Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contract and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $4,644,970, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2010, these liquid restricted securities amounted to $3,892,278, which represented 1.5% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $231,927,784.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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33

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$75,199,231	$ —	$ —	$75,199,231
International	6,414,720**	—	—	6,414,720
Debt Securities:
Assets-Backed Securities	—	2,593,937	—	2,593,937
Collateralized Mortgage Obligations	—	2,798,108	—	2,798,108
Corporate Bonds	—	17,229,421	—	17,229,421
Governments/Agencies	—	123,683	—	123,683
Mortgage-Backed Securities	—	793,685	—	793,685
Municipal	—	95,547	—	95,547
U.S. Treasury	—	5,322,155	—	5,322,155
Exchange-Traded Funds	47,086,726	—	—	47,086,726
Mutual Funds	95,080,298	—	—	95,080,298
TOTAL SECURITIES	$223,780,975	$28,956,536	$ —	$252,737,511
OTHER FINANCIAL INSTRUMENTS***	$1,342,659	$(100,423)	$ —	$1,242,236
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Includes $525,749 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
***	Other financial instruments include futures contracts, swap contract and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
34

Statement of Assets and Liabilities

November 30, 2010

Assets:
Total investments in securities, at value including $95,080,298 of investments in affiliated issuers (Note 5) (identified cost $230,524,280)		$252,737,511
Cash		12,474
Cash denominated in foreign currencies (identified cost $39,664)		36,692
Income receivable		425,174
Swaps, at value (premium paid $11,942)		33,391
Receivable for investments sold		11,436
Receivable for shares sold		267,404
Receivable for foreign exchange contracts		820,896
Receivable for periodic payments from swap contracts		10,000
Other receivables		6,249
TOTAL ASSETS		254,361,227
Liabilities:
Payable for investments purchased	$182,735
Payable for shares redeemed	552,857
Payable for foreign exchange contracts	942,768
Payable for daily variation margin	286,227
Payable for transfer and dividend disbursing agent fees and expenses	90,743
Payable for distribution services fee (Note 5)	53,926
Payable for shareholder services fee (Note 5)	45,454
Accrued expenses	79,771
TOTAL LIABILITIES		2,234,481
Net assets for 14,998,425 shares outstanding		$252,126,746
Net Assets Consist of:
Paid-in capital		$251,457,996
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		23,457,651
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(22,889,324)
Undistributed net investment income		100,423
TOTAL NET ASSETS		$252,126,746
Annual Shareholder Report
35

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($135,001,952 ÷ 8,004,439 shares outstanding), no par value, unlimited shares authorized	$16.87
Offering price per share (100/94.50 of $16.87)	$17.85
Redemption proceeds per share	$16.87
Class B Shares:
Net asset value per share ($14,540,532 ÷ 871,344 shares outstanding), no par value, unlimited shares authorized	$16.69
Offering price per share	$16.69
Redemption proceeds per share (94.50/100 of $16.69)	$15.77
Class C Shares:
Net asset value per share ($36,414,720 ÷ 2,190,572 shares outstanding), no par value, unlimited shares authorized	$16.62
Offering price per share	$16.62
Redemption proceeds per share (99.00/100 of $16.62)	$16.45
Class K Shares:
Net asset value per share ($53,748,692 ÷ 3,197,656 shares outstanding), no par value, unlimited shares authorized	$16.81
Offering price per share	$16.81
Redemption proceeds per share	$16.81
Institutional Shares:
Net asset value per share ($12,420,850 ÷ 734,414 shares outstanding), no par value, unlimited shares authorized	$16.91
Offering price per share	$16.91
Redemption proceeds per share	$16.91

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
36

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Dividends (including $1,966,166 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $1,258)		$4,241,248
Interest		1,402,451
Investment income allocated from affiliated partnership (Note 5)		384,029
TOTAL INCOME		6,027,728
Expenses:
Investment adviser fee (Note 5)	$1,691,073
Administrative personnel and services fee (Note 5)	310,000
Custodian fees	51,730
Transfer and dividend disbursing agent fees and expenses — Class A Shares	297,333
Transfer and dividend disbursing agent fees and expenses — Class B Shares	44,548
Transfer and dividend disbursing agent fees and expenses — Class C Shares	69,775
Transfer and dividend disbursing agent fees and expenses — Class K Shares	186,350
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	13,217
Directors'/Trustees' fees	8,614
Auditing fees	26,250
Legal fees	6,777
Portfolio accounting fees	155,536
Distribution services fee — Class B Shares (Note 5)	127,548
Distribution services fee — Class C Shares (Note 5)	242,256
Distribution services fee — Class K Shares (Note 5)	248,180
Shareholder services fee — Class A Shares (Note 5)	339,936
Shareholder services fee — Class B Shares (Note 5)	42,516
Shareholder services fee — Class C Shares (Note 5)	80,417
Account administration fee — Class A Shares	3,652
Share registration costs	78,482
Printing and postage	102,038
Insurance premiums	4,626
Taxes	6,839
Miscellaneous	13,419
TOTAL EXPENSES	4,151,112
Annual Shareholder Report
37

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(263,695)
Waiver of administrative personnel and services fee (Note 5)	(62,539)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(94,428)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 5)	(12,154)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 5)	(8,701)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(3,064)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(28,581)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(473,162)
Net expenses			$3,677,950
Net investment income			2,349,778
Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $575,262 on sales of investments in affiliated issuers) (Note 5))			10,745,976
Net realized gain on futures contracts			2,320,000
Net realized gain on swap contracts			456,219
Net realized gain/loss allocated from affiliated partnership (Note 5)			49,371
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,489,864
Net change in unrealized appreciation of futures contracts			756,681
Net change in unrealized appreciation of swap contracts			(197,643)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			15,620,468
Change in net assets resulting from operations			$17,970,246

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,349,778	$3,626,329
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	13,571,566	548,019
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	2,048,902	37,935,648
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,970,246	42,109,996
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(158,051)	(2,629,338)
Class B Shares	(21,313)	(267,729)
Class C Shares	(30,767)	(285,201)
Class K Shares	(50,986)	(384,837)
Institutional Shares	(2,951)	(19,202)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(264,068)	(3,586,307)
Share Transactions:
Proceeds from sale of shares	81,404,043	69,643,362
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	5,272,582
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	8,053,895
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	6,951,526
Net asset value of shares issued to shareholders in payment of distributions declared	249,752	3,363,174
Cost of shares redeemed	(95,388,857)	(70,213,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,735,062)	23,071,475
Change in net assets	3,971,116	61,595,164
Net Assets:
Beginning of period	248,155,630	186,560,466
End of period (including undistributed (distributions in excess of) net investment income of $100,423 and $(56,725), respectively)	$252,126,746	$248,155,630

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Stock and Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On June 15, 2009, the Fund received assets from Federated Target ETF Fund 2015 (FT2015), Federated Target ETF Fund 2025 (FT2025) and Federated Target ETF Fund 2035 (FT2035) (collectively, “Acquired Funds”) as a result of a tax-free reorganization, as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FT2015	374,734	$5,272,582	$244,522
FT2025	572,336	8,053,895	705,623
FT2035	494,024	6,951,526	499,642
TOTAL	1,441,094	$20,278,003	$1,449,787	$200,320,350	$220,598,353
1	Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland Corporation to a Massachusetts business trust. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2010 is $5,000,000.

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The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report

44

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	2/4/1998	$11,299	$3,844
Union Central Life Ins. Co., Note, 8.20%, 11/1/2026	3/31/1999	$790,785	$748,848

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$11,278*
Equity contracts	—	$ —	Payable for daily variation margin	$(1,353,937)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$820,896	Payable for foreign exchange contracts	$942,768
Credit contracts	Receivable for periodic payments from swap contracts	$10,000	—	$ —
Credit contracts	Swaps, at value	$33,391	—	$ —
Total derivatives not accounted for as hedging instruments under ACS Topic 815		$864,287		$(399,891)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(584,809)	$ —	$(584,809)
Equity contracts	$ —	$2,904,809	$ —	$2,904,809
Foreign exchange contracts	$ —	$ —	$(420)	$(420)
Credit contracts	$456,219	$ —	$ —	$456,219
Total	$456,219	$2,320,000	$(420)	$2,775,799
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(82,143)	$ —	$(82,143)
Equity contracts	$ —	$838,824	$ —	$838,824
Foreign exchange contracts	$ —	$ —	$251,406	$251,406
Credit contracts	$(197,643)	$ —	$ —	$(197,643)
Total	$(197,643)	$756,681	$251,406	$810,444

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,596,436	$25,454,229	1,851,463	$25,328,003
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	138,737	1,950,574
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	192,254	2,703,126
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	184,524	2,594,400
Shares issued to shareholders in payment of distributions declared	9,189	147,485	182,962	2,452,902
Shares redeemed	(3,164,818)	(50,212,436)	(2,550,336)	(34,968,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,559,193)	$(24,610,722)	(396)	$60,072
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Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	169,159	$2,692,461	274,805	$3,808,687
Shares issued to shareholders in payment of distributions declared	1,269	20,305	19,052	250,988
Shares redeemed	(589,834)	(9,303,277)	(656,572)	(8,884,783)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(419,406)	$(6,590,511)	(362,715)	$(4,825,108)
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,210,690	$19,095,474	1,002,107	$13,808,180
Shares issued to shareholders in payment of distributions declared	1,789	28,514	19,606	258,296
Shares redeemed	(840,318)	(13,222,025)	(783,732)	(10,601,445)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	372,161	$5,901,963	237,981	$3,465,031
Year Ended November 30	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,528,082	$24,410,879	1,822,012	$25,416,459
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	192,931	2,716,507
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	339,137	4,775,071
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	269,074	3,788,720
Shares issued to shareholders in payment of distributions declared	3,172	50,979	28,544	384,790
Shares redeemed	(1,348,117)	(21,519,233)	(1,080,496)	(15,220,214)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	183,137	$2,942,625	1,571,202	$21,861,333
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	Year Ended 11/30/2010		Period Ended 11/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	628,146	$9,751,000	86,196	$1,282,033
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2015	—	—	43,066	605,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2025	—	—	40,945	575,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Target ETF Fund 2035	—	—	40,426	568,406
Shares issued to shareholders in payment of distributions declared	154	2,469	1,079	16,198
Shares redeemed	(71,264)	(1,131,886)	(34,334)	(537,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	557,036	$8,621,583	177,378	$2,510,147
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(866,265)	$(13,735,062)	1,623,450	$23,071,475
1	Reflects operations from June 12, 2009, (date of initial investment) to November 30, 2009.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership income reclassifications, swap income reclassifications, expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(184,209)	$(1,928,562)	$2,112,771

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$264,068	$3,586,307

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation	$20,684,603
Capital loss carryforwards and deferrals	$(20,015,853)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership transactions, defaulted bond interest and discount accretion/premium amortization on debt securities.

At November 30, 2010, the cost of investments for federal tax purposes was $231,927,784. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $20,809,727. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,809,137 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,999,410.

At November 30, 2010, the Fund had a capital loss carryforward of $20,009,470 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$125,656
2016	$15,468,975
2017	$4,414,839

As a result of the tax-free transfer of assets from Federated Target ETF Fund 2015, Federated Target ETF Fund 2025 and Federated Target ETF Fund 2035, certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $12,813,710 to offset taxable capital gains realized during the year ended November 30, 2010.

As of November 30, 2010, for federal income tax purposes, the Fund had $6,383 in straddle loss deferrals.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $94,324 of its fee. For the year ended November 30, 2010, an affiliate of the Adviser reimbursed $118,347 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (the “Sub-Advisers”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Advisers, the Sub-Advisers receive an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2010, FIMCO and FEMCOPA earned fees of $197,278 and $769,765, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.100% of average daily net assets of the Fund. FAS waived $62,539 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $9,452 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $7,371 in sales charges from the sale of Class A Shares. FSC also retained $303 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,630 of Service Fees for the year ended November 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended November 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $143,902 and $39,293, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $169,371. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Affiliated Investment Income
Emerging Markets Fixed Income Core Fund	199,106	102,654	111,900	189,860	$5,201,991	$384,029
Federated InterContinental Fund, Institutional Shares	—	290,142	13,283	276,859	$12,669,071	$ —
Federated Mid Cap Growth Strategies Fund, Institutional Shares	—	562,861	161,213	401,648	$13,439,154	$ —
Federated Mortgage Core Portfolio	946,934	477,556	500,823	923,667	$9,365,986	$439,262
Federated Project and Trade Finance Core Fund	—	305,951	—	305,951	$3,053,394	$54,269
Federated Prime Value Obligations Fund, Institutional Shares	36,095,022	171,700,562	174,663,351	33,132,233	$33,132,233	$61,481
High Yield Bond Portfolio	1,867,382	1,055,651	120,192	2,802,841	$18,218,469	$1,411,154
TOTAL OF AFFILIATED TRANSACTIONS	39,108,444	174,495,377	175,570,762	38,033,059	$95,080,298	$2,350,195
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6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2010, the Fund's expenses were reduced by $28,581 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$388,642,074
Sales	$386,962,132

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Effective January 31, 2011, the Fund's name will change to Federated Asset Allocation Fund.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2010, 81.53% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2010, 78.12% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF Federated stock and bond fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Stock and Bond Fund (the “Fund”) as of November 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2010 by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Stock and Bond Fund as of November 30, 2010 and the results of its operations for the year then ended the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

January 25, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Stock and Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadvisers. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadvisers for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadvisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Annual Shareholder Report

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services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Stock and Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31422C504

Q450123 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $26,250

Fiscal year ended 2009 - $26,250

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $48

Fiscal year ended 2009 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $6,664 respectively.  Fiscal year ended 2009 - Audit consent fee for N-14 merger document.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010– 0%

Fiscal year ended 2009- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010– 0%

Fiscal year ended 2009– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010– 0%

Fiscal year ended 2009– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010- $37,133

Fiscal year ended 2009- $31,541

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      ___January 25, 2011____

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____